Intangible Assets, Net - Additional Information (Details) - Intangible Assets Excluding Licensed Copyrights ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 177,019	$ 25,665	¥ 162,182	¥ 302,188
Impairment charges on intangible assets				¥ 15,391
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Cost of Goods and Services Sold